SEI INSTITUTIONAL MANAGED TRUST

Dynamic Asset Allocation Fund
(the "Fund")

Supplement Dated September 21, 2022
to the Class F Shares Prospectus dated January 31, 2022, as amended on March 4, 2022 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added:

Portfolio Manager	Experience with the Fund	Title with Adviser
Timothy J. Sauermelch, CFA	Since 2022	Portfolio Manager

In addition, under the section titled "Investment Adviser," under the sub-heading titled "Dynamic Asset Allocation Fund," the text is hereby deleted and replaced with the following:

James Smigiel, James Solloway, CFA, Steven Treftz, CFA and Timothy J. Sauermelch, CFA manage, in part, the assets of the Dynamic Asset Allocation Fund, as disclosed in the Fund's principal investment strategy. James Solloway, CFA, serves as a Portfolio Manager for the Dynamic Asset Allocation Fund. Mr. Solloway is a Portfolio Manager and Managing Director of SEI's Portfolio Strategy Team for the Investment Management Unit where he is responsible for strategic and active asset allocation research. Prior to joining SEI in 2009, Mr. Solloway spent ten years as an Executive Director and portfolio manager at Morgan Stanley in New York. Mr. Solloway earned his Bachelor of Arts in economics from Columbia University and his Master of Business Administration from the Stern School of Business at New York University. Mr. Solloway is a CFA charterholder. Steven Treftz, CFA joined SIMC in 2012, and is responsible for the oversight, monitoring and manager selection for the Investment Management Unit's Multi Asset and Short Duration strategies. Prior to his employment at SEI, Mr. Treftz was employed by Citi Private Bank, where he was responsible for maintaining the firm's research opinions on third party international, global and emerging market equity managers. Prior to his employment at Citi Private Bank, Mr. Treftz was employed by Lockwood Advisors, Inc. where he was responsible for the management of one of the firm's mutual fund/ETF wrap portfolio programs. Mr. Treftz earned a Bachelor's degree in Finance and Risk Management from Temple University. Mr. Treftz is also a CFA charterholder and member of the CFA Society of Philadelphia. Timothy Sauermelch, CFA, is a Portfolio Manager with the SEI Fixed Income Portfolio Management Team. In this capacity, he is responsible for the management of fixed income portfolios including evaluating current market opportunities and providing fundamental and relative value assessments across various fixed income asset class and sectors. Portfolios managed by Mr. Sauermelch consist of US government securities, inflation linkers, investment grade corporate debt and floating-rate instruments. Mr. Sauermelch is a CFA Charterholder and a member of the CFA Institute and The CFA Society of Philadelphia. He earned a Masters of Business Administration with a concentration in Finance from Villanova University and graduated summa cum laude from Kutztown University of Pennsylvania with a Bachelor of Science in Finance and a minor in Economics. Mr. Sauermelch also holds the FINRA Series 65 license.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1417 (09/22)

SEI INSTITUTIONAL MANAGED TRUST

Dynamic Asset Allocation Fund
(the "Fund")

Supplement Dated September 21, 2022
to the Class Y Shares Prospectus dated January 31, 2022, as amended on March 4, 2022 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added:

Portfolio Manager	Experience with the Fund	Title with Adviser
Timothy J. Sauermelch, CFA	Since 2022	Portfolio Manager

In addition, under the section titled "Investment Adviser," under the sub-heading titled "Dynamic Asset Allocation Fund," the text is hereby deleted and replaced with the following:

James Smigiel, James Solloway, CFA, Steven Treftz, CFA and Timothy J. Sauermelch, CFA manage, in part, the assets of the Dynamic Asset Allocation Fund, as disclosed in the Fund's principal investment strategy. James Solloway, CFA, serves as a Portfolio Manager for the Dynamic Asset Allocation Fund. Mr. Solloway is a Portfolio Manager and Managing Director of SEI's Portfolio Strategy Team for the Investment Management Unit where he is responsible for strategic and active asset allocation research. Prior to joining SEI in 2009, Mr. Solloway spent ten years as an Executive Director and portfolio manager at Morgan Stanley in New York. Mr. Solloway earned his Bachelor of Arts in economics from Columbia University and his Master of Business Administration from the Stern School of Business at New York University. Mr. Solloway is a CFA charterholder. Steven Treftz, CFA joined SIMC in 2012, and is responsible for the oversight, monitoring and manager selection for the Investment Management Unit's Multi Asset and Short Duration strategies. Prior to his employment at SEI, Mr. Treftz was employed by Citi Private Bank, where he was responsible for maintaining the firm's research opinions on third party international, global and emerging market equity managers. Prior to his employment at Citi Private Bank, Mr. Treftz was employed by Lockwood Advisors, Inc. where he was responsible for the management of one of the firm's mutual fund/ETF wrap portfolio programs. Mr. Treftz earned a Bachelor's degree in Finance and Risk Management from Temple University. Mr. Treftz is also a CFA charterholder and member of the CFA Society of Philadelphia. Timothy Sauermelch, CFA, is a Portfolio Manager with the SEI Fixed Income Portfolio Management Team. In this capacity, he is responsible for the management of fixed income portfolios including evaluating current market opportunities and providing fundamental and relative value assessments across various fixed income asset class and sectors. Portfolios managed by Mr. Sauermelch consist of US government securities, inflation linkers, investment grade corporate debt and floating-rate instruments. Mr. Sauermelch is a CFA Charterholder and a member of the CFA Institute and The CFA Society of Philadelphia. He earned a Masters of Business Administration with a concentration in Finance from Villanova University and graduated summa cum laude from Kutztown University of Pennsylvania with a Bachelor of Science in Finance and a minor in Economics. Mr. Sauermelch also holds the FINRA Series 65 license.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1418 (09/22)